GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.6%
Australia – 0.0%
18,376	AngloGold Ashanti Ltd. ADR (Materials)	$ 386,264

Brazil – 5.8%
915,500	Ambev SA ADR (Food, Beverage & Tobacco)	2,435,230
260,000	Banco Bradesco SA (Banks)	646,376
405,400	Banco BTG Pactual S.A (Diversified Financials)	1,726,602
3,063,700	Banco do Brasil SA (Banks)	24,563,676
1,888,800	BB Seguridade Participacoes SA (Insurance)	14,057,259
141,000	Caixa Seguridade Participacoes SA (Insurance)	241,375
6,092,770	Cia Energetica de Minas Gerais ADR (Utilities)	13,647,805
13,039	Cia Energetica de Minas Gerais (Utilities)	42,742
6,400	Cia Paranaense de Energia (Utilities)	47,417
3,343,400	Cielo SA (Software & Services)	3,299,733
8,600	Cosan SA ADR (Energy)	113,262
58,200	Hapvida Participacoes e Investimentos SA (Health Care Equipment & Services)*(a)	59,045
703,800	Kepler Weber SA (Capital Goods)	3,206,842
1,759,750	Petroleo Brasileiro SA ADR (Energy)	20,413,100
656,200	Santos Brasil Participacoes SA (Transportation)	1,138,846
208,400	Telefonica Brasil SA (Telecommunication Services)	1,716,858
950,100	Vale SA, Class B ADR (Materials)	17,747,868
150,800	Zamp SA (Consumer Services)*	161,901

		105,265,937

Chile – 0.1%
10,073,505	Cia Sud Americana de Vapores SA (Transportation)	874,301
177,984	Quinenco SA (Capital Goods)	619,246

		1,493,547

China – 33.0%
2,039,500	3SBio, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,221,472
369,000	Agricultural Bank of China Ltd., Class H (Banks)	132,815

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,093,157	Aier Eye Hospital Group Co. Ltd., Class A (Health Care Equipment & Services)	$ 5,340,721
4,453,700	Alibaba Group Holding Ltd. (Retailing)*	61,232,447
257,500	A-Living Smart City Services Co. Ltd. (Real Estate)(a)	325,871
199,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	3,018,555
47,700	Autohome, Inc. ADR (Media & Entertainment)	1,662,822
500,850	Avary Holding Shenzhen Co. Ltd., Class A (Technology Hardware & Equipment)	2,145,968
264,000	Baidu, Inc., Class A (Media & Entertainment)*	4,437,851
2,258,700	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	2,070,981
6,754	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	134,426
1,680,000	Bosideng International Holdings Ltd. (Consumer Durables & Apparel)	936,226
280,500	BYD Co. Ltd., Class H (Automobiles & Components)	8,882,748
4,204,000	China BlueChemical Ltd., Class H (Materials)	1,155,689
3,562,000	China CITIC Bank Corp. Ltd., Class H (Banks)	1,718,487
39,204,000	China Construction Bank Corp., Class H (Banks)	25,376,392
2,751,000	China Education Group Holdings Ltd. (Consumer Services)	4,368,308
2,894,000	China Galaxy Securities Co. Ltd., Class H (Diversified Financials)	1,560,022
604,550	China International Marine Containers Group Co. Ltd., Class H (Capital Goods)	464,311
1,276,000	China Jinmao Holdings Group Ltd. (Real Estate)	293,091
1,019,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,759,016
2,027,304	China Pacific Insurance Group Co. Ltd., Class A (Insurance)	7,775,251

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,322,800	China Pacific Insurance Group Co. Ltd., Class H (Insurance)	$ 11,885,394
550,000	China Resources Land Ltd. (Real Estate)	2,635,906
130,800	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(a)	753,625
4,700,000	China Resources Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)(a)	3,540,256
3,356,500	China Zheshang Bank Co. Ltd., Class A (Banks)*	1,473,126
306,000	CIMC Enric Holdings Ltd. (Capital Goods)	343,440
4,328,000	CITIC Ltd. (Capital Goods)	5,064,508
1,373,000	Country Garden Services Holdings Co. Ltd. (Real Estate)	3,711,855
1,176,000	CRRC Corp. Ltd., Class H (Capital Goods)	533,041
3,208,000	CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,657,771
93,200	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Food & Staples Retailing)	526,059
2,105,574	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Durables & Apparel)	10,824,234
1,140,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care Equipment & Services)	3,329,665
189,000	Hello Group, Inc. ADR (Media & Entertainment)	1,937,250
1,311,300	Henan Shenhuo Coal & Power Co. Ltd., Class A (Materials)	3,421,100
84,000	Hengan International Group Co. Ltd. (Household & Personal Products)	413,226
6,798,845	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	13,554,467
20,160	Imeik Technology Development Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,783,233
1,696,419	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	4,223,479
96,500	JD Health International, Inc. (Retailing)*(a)	801,369
968,171	JD.com, Inc., Class A (Retailing)	28,748,265
175,100	KE Holdings, Inc. ADR (Real Estate)*	3,211,334
1,095,500	Kingboard Holdings Ltd. (Technology Hardware & Equipment)	4,474,940

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
123,900	Kuaishou Technology (Media & Entertainment)*(a)	$ 1,090,173
13,566,000	Kunlun Energy Co. Ltd. (Utilities)	10,698,895
90,257	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care Equipment & Services)	298,764
496,000	Li Ning Co. Ltd. (Consumer Durables & Apparel)	4,903,290
354,727	LONGi Green Energy Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	2,543,554
1,490,760	Meituan, Class B (Retailing)*(a)	33,327,250
1,415,000	NetEase, Inc. (Media & Entertainment)	25,105,097
639,000	New Oriental Education & Technology Group, Inc. (Consumer Services)*	2,712,440
140,000	Nongfu Spring Co. Ltd., Class H (Food, Beverage & Tobacco)(a)	792,513
10,191,500	People’s Insurance Co. Group of China Ltd. (The), Class A (Insurance)	7,788,196
13,204,000	People’s Insurance Co. Group of China Ltd. (The), Class H (Insurance)	4,451,399
10,710,000	PetroChina Co. Ltd., Class H (Energy)	5,729,317
27,436,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	25,794,021
181,500	Pinduoduo, Inc. ADR (Retailing)*	17,783,370
252,800	Ping An Bank Co. Ltd., Class A (Banks)	563,643
1,039,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	8,074,526
212,000	Seazen Group Ltd. (Real Estate)*	82,602
2,009,548	Shanghai International Port Group Co. Ltd., Class A (Transportation)	1,590,255
9,990,000	Shougang Fushan Resources Group Ltd. (Materials)	3,618,599
2,473,249	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	9,969,143
1,654,000	Sinofert Holdings Ltd. (Materials)*	228,226
189,914	Sinomine Resource Group Co. Ltd., Class A (Materials)	2,534,397
446,000	Sinopec Engineering Group Co. Ltd., Class H (Capital Goods)	224,814
62,000	SITC International Holdings Co. Ltd. (Transportation)	135,445

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
91,700	TAL Education Group ADR (Consumer Services)*	$ 670,327
1,821,600	Tencent Holdings Ltd. (Media & Entertainment)	88,764,600
791,200	Tencent Music Entertainment Group ADR (Media & Entertainment)*	6,638,168
1,196,000	Topsports International Holdings Ltd. (Retailing)(a)	1,126,947
394,500	Trip.com Group Ltd. ADR (Consumer Services)*	14,501,820
1,360,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	13,130,579
1,376,500	Vipshop Holdings Ltd. ADR (Retailing)*	21,294,455
733,400	Western Mining Co. Ltd., Class A (Materials)	1,260,100
1,215,600	Wuchan Zhongda Group Co. Ltd., Class A (Retailing)	884,084
1,143,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	9,548,692
1,245,000	Yintai Gold Co. Ltd., Class A (Materials)	2,307,566
287,533	Yum China Holdings, Inc. (Consumer Services)	17,714,908
407,838	Yunnan Tin Co. Ltd., Class A (Materials)	922,193
113,600	Zangge Mining Co. Ltd., Class A (Materials)	471,279
644,668	Zhejiang Juhua Co. Ltd., Class A (Materials)	1,584,724
131,600	ZTO Express Cayman, Inc. ADR (Transportation)	3,751,916

		602,473,300

Colombia – 0.0%
9,770	Bancolombia SA ADR (Banks)	295,543

Greece – 0.4%
485,785	OPAP SA (Consumer Services)	7,294,375

Hong Kong – 0.9%
19,000	Orient Overseas International Ltd. (Transportation)	315,834

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
27,262,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 15,863,424
352,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	61,321

		16,240,579

India – 14.6%
43,406	ABB India Ltd. (Capital Goods)	1,510,574
571,960	Adani Enterprises Ltd. (Capital Goods)	20,859,174
2,339,766	Adani Ports & Special Economic Zone Ltd. (Transportation)	17,574,898
3,980,639	Adani Power Ltd. (Utilities)*	10,929,837
8,234	Adani Total Gas Ltd. (Utilities)	212,717
15,243	Angel One Ltd. (Diversified Financials)	230,040
40,673	APL Apollo Tubes Ltd. (Materials)	570,053
24,220	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	1,263,918
1,671,637	Axis Bank Ltd. (Banks)	17,866,002
126,018	Bank of Baroda (Banks)	259,841
12,451,875	Bharat Electronics Ltd. (Capital Goods)	14,488,268
137,363	City Union Bank Ltd. (Banks)	267,018
131,062	Cochin Shipyard Ltd. (Capital Goods)(a)	821,299
380,339	Coromandel International Ltd. (Materials)	4,170,295
133,352	Cummins India Ltd. (Capital Goods)	2,347,278
1,129,838	Federal Bank Ltd. (Banks)	1,864,375
6,831	Garden Reach Shipbuilders & Engineers Ltd. (Capital Goods)	42,029
132,650	Great Eastern Shipping Co. Ltd. (The) (Energy)	1,041,440
306,632	Hindustan Copper Ltd. (Materials)	465,026
1,010,391	Hindustan Zinc Ltd. (Materials)	4,122,853
264,907	Housing Development Finance Corp. Ltd. (Diversified Financials)	8,528,002
1,256,269	ICICI Bank Ltd. ADR (Banks)	26,168,083
187,533	Infosys Ltd. ADR (Software & Services)	3,525,620
7,405,544	ITC Ltd. (Food, Beverage & Tobacco)	31,959,514
304,015	Jindal Steel & Power Ltd. (Materials)	2,180,765
516,941	JK Paper Ltd. (Materials)	2,613,880
346,160	JSW Steel Ltd. (Materials)	3,043,070
515,929	Kotak Mahindra Bank Ltd. (Banks)	10,953,838
15,745	Larsen & Toubro Ltd. (Capital Goods)	409,880
3,600	Linde India Ltd. (Materials)	146,452

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
17,103	Narayana Hrudayalaya Ltd. (Health Care Equipment & Services)	$ 152,043
6,018,670	Power Finance Corp. Ltd. (Diversified Financials)	10,432,010
3,394,632	Power Grid Corp. of India Ltd. (Utilities)	9,008,490
6,981,545	REC Ltd. (Diversified Financials)	10,418,059
9,464	Reliance Industries Ltd. (Energy)	273,012
235,323	SBI Life Insurance Co. Ltd. (Insurance)(a)	3,513,041
3,921	Schaeffler India Ltd. (Capital Goods)	129,420
1,987,438	State Bank of India (Banks)	13,496,760
549,823	Tata Consultancy Services Ltd. (Software & Services)	22,693,215
1,161,909	Vedanta Ltd. (Materials)	4,747,501
24,886	West Coast Paper Mills Ltd. (Materials)	164,358

		265,463,948

Indonesia – 1.9%
4,892,100	Aneka Tambang Tbk (Materials)	758,027
19,763,400	Bank Mandiri Persero Tbk PT (Banks)	13,169,067
378,200	Bank Negara Indonesia Persero Tbk PT (Banks)	231,833
8,246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	750,905
39,513,600	Bank Pembangunan Daerah Jawa Timur Tbk PT (Banks)	1,938,435
38,035,600	Bank Rakyat Indonesia Persero Tbk PT (Banks)	11,664,299
10,216,700	Merdeka Copper Gold Tbk PT (Materials)*	3,235,635
2,828,200	Mitra Adiperkasa Tbk PT (Retailing)*	245,627
9,382,700	Perusahaan Gas Negara Tbk PT (Utilities)	971,214
12,212,400	Surya Esa Perkasa Tbk PT (Materials)	808,484
2,960,800	Timah Tbk PT (Materials)	247,713
226,900	United Tractors Tbk PT (Energy)	372,515

		34,393,754

Kuwait – 0.1%
22,335	Humansoft Holding Co. KSC (Consumer Services)	248,585
281,803	National Bank of Kuwait SAKP (Banks)	1,014,428

		1,263,013

Shares	Description	Value

Common Stocks – (continued)
Mexico – 3.2%
2,090,521	Arca Continental SAB de CV (Food, Beverage & Tobacco)	$ 18,466,704
189,893	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	14,466,049
13,614	El Puerto de Liverpool SAB de CV (Retailing)	85,853
242,200	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Transportation)	4,181,344
2,570,900	Grupo Financiero Banorte SAB de CV, Class O (Banks)	21,324,387
106,200	Grupo Mexico SAB de CV, Series B (Materials)	472,276
133,000	Kimberly-Clark de Mexico SAB de CV, Class A (Household & Personal Products)	253,844

		59,250,457

Peru – 0.3%
38,400	Credicorp Ltd. (Banks)	5,157,120

Philippines – 0.1%
82,200	DMCI Holdings, Inc. (Capital Goods)	16,596
204,080	International Container Terminal Services, Inc. (Transportation)	775,818
23,000	Jollibee Foods Corp. (Consumer Services)	100,353
172,580	Security Bank Corp. (Banks)	291,249

		1,184,016

Poland – 0.4%
88,475	Jastrzebska Spolka Weglowa SA (Materials)*	1,381,477
80	LPP SA (Consumer Durables & Apparel)	187,391
632,231	Powszechny Zaklad Ubezpieczen SA (Insurance)	5,373,953
10,314	Santander Bank Polska SA (Banks)	685,697

		7,628,518

Qatar – 0.0%
28,841	Qatar Islamic Bank (Banks)	155,778

Russia – 0.0%
2,397	Novatek PJSC GDR (Energy)*(b)	—
216,156	Novolipetsk Steel PJSC GDR (Materials)*(b)	—

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
106,118	PhosAgro PJSC GDR (Materials)*(b)	$ —
683	PhosAgro PJSC NPV GDR (Materials)*(b)	—
18,426	Polyus PJSC GDR (Materials)*(b)	—
2,789,380	Sberbank of Russia PJSC (Banks)*(b)	—
274,080,000	VTB Bank PJSC (Banks)*(b)	—

		—

Saudi Arabia – 2.0%
480,995	Alinma Bank (Banks)	4,237,585
59,181	Arab National Bank (Banks)	437,525
123,356	Banque Saudi Fransi (Banks)	1,348,880
3,141	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Equipment & Services)	196,322
824,485	Riyad Bank (Banks)	6,800,678
630,704	Sahara International Petrochemical Co. (Materials)	6,275,065
472,735	Saudi Arabian Mining Co. (Materials)*	9,354,169
841,804	Saudi Arabian Oil Co. (Energy)(a)	7,426,811
52,956	Saudi Investment Bank (The) (Banks)	254,408

		36,331,443

South Africa – 2.5%
157,371	Absa Group Ltd. (Banks)	1,808,557
18,024	African Rainbow Minerals Ltd. (Materials)	293,926
70,492	Anglo American Platinum Ltd. (Materials)	5,242,569
6,473,168	FirstRand Ltd. (Diversified Financials)	24,051,693
626,176	Impala Platinum Holdings Ltd. (Materials)	7,261,034
22,467	Nedbank Group Ltd. (Banks)	290,741
53,708	Northam Platinum Holdings Ltd. (Materials)*	526,801
236,497	OUTsurance Group Ltd. (Insurance)	489,032
497,503	Sibanye Stillwater Ltd. (Materials)	1,315,026
965,325	Truworths International Ltd. (Retailing)	3,678,773

		44,958,152

South Korea – 13.2%
49,100	Coupang, Inc. (Retailing)*	829,299
139,868	Daeduck Electronics Co. Ltd. / New (Technology Hardware & Equipment)	2,456,206
86,192	Daewon Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	1,184,998

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
121,743	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)*	$ 4,516,038
110,965	DB Insurance Co. Ltd. (Insurance)	5,913,472
26,615	Dongkuk Steel Mill Co. Ltd. (Materials)*	296,887
64,538	Doosan Bobcat, Inc. (Capital Goods)	1,831,473
155,284	GS Holdings Corp. (Capital Goods)	5,579,794
46,042	HAESUNG DS Co. Ltd. (Semiconductors & Semiconductor Equipment)*	1,499,147
103,687	Hana Financial Group, Inc. (Banks)	4,119,198
15,511	Hansae Co. Ltd. (Consumer Durables & Apparel)	205,884
166,810	Hanwha Aerospace Co. Ltd. (Capital Goods)*	10,940,753
6,226	Hotel Shilla Co. Ltd. (Retailing)	402,344
2,375	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	274,279
91,734	Hyundai Construction Equipment Co. Ltd. (Capital Goods)	4,417,298
45,265	Hyundai Engineering & Construction Co. Ltd. (Capital Goods)*	1,407,261
16,887	Hyundai Heavy Industries Co. Ltd. (Capital Goods)	1,532,883
8,299	ISC Co. Ltd. (Semiconductors & Semiconductor Equipment)	242,452
584,981	JB Financial Group Co. Ltd. (Banks)	4,833,251
77,217	Kangwon Land, Inc. (Consumer Services)*	1,479,624
608,108	KB Financial Group, Inc. (Banks)	27,712,947
164,688	Kia Corp. (Automobiles & Components)	8,972,524
379,328	Korea Aerospace Industries Ltd. (Capital Goods)*	14,884,646
10,513	Korea Shipbuilding & Offshore Engineering Co. Ltd. (Capital Goods)	682,795
391,235	KT&G Corp. (Food, Beverage & Tobacco)	29,347,130
6,209	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)	866,784
38,610	LF Corp. (Consumer Durables & Apparel)	540,299
123,675	LIG Nex1 Co. Ltd. (Capital Goods)*	8,143,823
20,599	Lotte Chilsung Beverage Co. Ltd. (Food, Beverage & Tobacco)	2,679,654
5,277	Lotte Corp. (Capital Goods)*	139,092
68,741	LOTTE Fine Chemical Co. Ltd. (Materials)	3,210,977
150,880	LX INTERNATIONAL Corp. (Capital Goods)	4,319,171

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
57,033	MegaStudyEdu Co. Ltd. (Consumer Services)	$ 3,460,389
57,668	Meritz Financial Group, Inc. (Diversified Financials)	2,019,375
696,218	Meritz Securities Co. Ltd. (Diversified Financials)	3,634,414
32,153	Paradise Co. Ltd. (Consumer Services)*	472,485
25,492	POSCO Holdings, Inc. (Materials)	6,264,070
76,262	Posco International Corp. (Capital Goods)	1,460,230
1,346	Samsung Biologics Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	869,086
688,194	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	34,279,118
5,696	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	3,192,051
3,197	SeAH Steel Holdings Corp. (Materials)*	425,680
834,752	Shinhan Financial Group Co. Ltd. (Banks)	28,226,639
1,310	Shinsegae, Inc. (Retailing)	247,265
8,382	SNT Motiv Co. Ltd. (Automobiles & Components)	312,085

		240,325,270

Taiwan – 14.8%
333,000	Advanced International Multitech Co. Ltd. (Consumer Durables & Apparel)	1,104,507
1,878,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,336,454
1,612,000	Brighton-Best International Taiwan, Inc. (Capital Goods)	2,053,294
2,808,000	Catcher Technology Co. Ltd. (Technology Hardware & Equipment)	16,698,163
172,000	Chicony Electronics Co. Ltd. (Technology Hardware & Equipment)	498,811
379,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	767,807
5,370,000	Compeq Manufacturing Co. Ltd. (Technology Hardware & Equipment)	8,217,449
1,025,000	Continental Holdings Corp. (Capital Goods)	1,007,786

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
406,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	$ 3,937,172
523,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	3,034,852
16,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	877,255
1,068,000	FLEXium Interconnect, Inc. (Technology Hardware & Equipment)*	3,578,149
202,000	Formosa Sumco Technology Corp. (Semiconductors & Semiconductor Equipment)	1,058,304
80,000	Froch Enterprise Co. Ltd. (Materials)	64,044
288,000	Fulgent Sun International Holding Co. Ltd. (Consumer Durables & Apparel)	1,278,221
92,000	Gamania Digital Entertainment Co. Ltd. (Media & Entertainment)	247,382
262,000	Globalwafers Co. Ltd. (Semiconductors & Semiconductor Equipment)	4,596,806
3,478,000	Gloria Material Technology Corp. (Materials)	4,412,577
1,702,000	Goldsun Building Materials Co. Ltd. (Materials)	1,461,754
5,870,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	19,574,891
221,000	International Games System Co. Ltd. (Media & Entertainment)	3,656,208
13,000	King Slide Works Co. Ltd. (Technology Hardware & Equipment)	175,770
2,800,000	King Yuan Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,592,419
486,000	Kinik Co. (Capital Goods)	1,947,506
187,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	13,344,574
914,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	2,030,998
56,000	M31 Technology Corp. (Semiconductors & Semiconductor Equipment)	1,000,512
255,000	Makalot Industrial Co. Ltd. (Consumer Durables & Apparel)	1,861,661
348,000	Pou Chen Corp. (Consumer Durables & Apparel)	399,275

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
28,000	Poya International Co. Ltd. (Retailing)	$ 486,327
3,902,000	Primax Electronics Ltd. (Technology Hardware & Equipment)	7,511,480
285,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	976,981
597,000	Sanyang Motor Co. Ltd. (Automobiles & Components)	698,874
599,000	Sesoda Corp. (Materials)	852,827
456,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	2,490,046
5,837,000	SinoPac Financial Holdings Co. Ltd. (Banks)	3,372,172
35,000	Stark Technology, Inc. (Technology Hardware & Equipment)	99,298
154,000	TaiDoc Technology Corp. (Health Care Equipment & Services)	923,752
1,622,300	Taiwan Fertilizer Co. Ltd. (Materials)	3,024,646
164,000	Taiwan Hon Chuan Enterprise Co. Ltd. (Materials)	490,484
7,342,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	129,562,785
1,883,000	Ton Yi Industrial Corp. (Materials)	1,115,650
35,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	197,999
32,000	United Integrated Services Co. Ltd. (Capital Goods)	220,920
4,475,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)*	7,323,093
28,000	Wiwynn Corp. (Technology Hardware & Equipment)	703,294
59,000	XinTec, Inc. (Semiconductors & Semiconductor Equipment)	212,260
121,000	Zhen Ding Technology Holding Ltd. (Technology Hardware & Equipment)	446,809

		269,524,298

Shares	Description	Value

Common Stocks – (continued)
Thailand – 3.4%
442,600	Bangkok Dusit Medical Services PCL, Class F (Health Care Equipment & Services)	$ 400,180
4,025,600	Bumrungrad Hospital PCL (Health Care Equipment & Services)	26,530,647
1,515,100	Kiatnakin Phatra Bank PCL (Banks)	3,143,705
14,218,900	Krung Thai Bank PCL (Banks)	7,564,824
908,700	Land & Houses PCL (Real Estate)	273,072
2,038,800	PTT Exploration & Production PCL (Energy)	10,642,689
2,993,600	SCB X PCL (Banks)	9,481,879
2,346,100	SPCG PCL (Utilities)	1,045,982
1,829,800	Thonburi Healthcare Group PCL (Health Care Equipment & Services)	3,829,978

		62,912,956

Turkey – 0.9%
521,135	Anadolu Efes Biracilik Ve Malt Sanayii AS (Food, Beverage & Tobacco)	1,448,258
109,825	KOC Holding AS (Capital Goods)	447,765
294,125	Koza Altin Isletmeleri AS (Materials)	8,707,774
563,179	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	1,593,716
216,831	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Durables & Apparel)(a)	1,340,174
1,505,095	Turkiye Garanti Bankasi AS (Banks)	1,930,317
2,112,556	Yapi ve Kredi Bankasi AS (Banks)	1,024,432

		16,492,436

United Arab Emirates – 0.0%
102,731	Air Arabia PJSC (Transportation)	61,684
507,366	Dubai Islamic Bank PJSC (Banks)	769,137

		830,821

TOTAL COMMON STOCKS (Cost $1,631,766,429)		$1,779,321,525

Shares	Description	Rate	Value

Preferred Stocks – 2.0%
Brazil – 1.5%
765,500	Bradespar SA (Materials)	10.97%	$ 4,810,482
20,300	Cia Ferro Ligas da Bahia - FERBASA (Materials)	9.74	226,822

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Brazil – (continued)
1,046,200	Gerdau SA (Materials)	11.66%	$ 6,747,550
2,762,900	Metalurgica Gerdau SA (Materials)	9.14	7,886,536
542,500	Petroleo Brasileiro SA (Energy)	40.87	2,786,079
238,896	Unipar Carbocloro SA, Class B (Materials)	16.67	4,016,190

			26,473,659

South Korea – 0.5%
284,543	Mirae Asset Securities Co. Ltd. (Diversified Financials)*	7.72	853,952
200,928	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2.60	9,016,462

			9,870,414

TOTAL PREFERRED STOCKS (Cost $29,973,637)			$ 36,344,073

TOTAL INVESTMENTS – 99.6% (Cost $1,661,740,066)			$1,815,665,598

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			7,296,313

NET ASSETS – 100.0%			$1,822,961,911

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

Sector Name	% of Market Value
Financials	24.7%
Information Technology	18.4
Consumer Discretionary	14.9
Materials	9.4
Industrials	7.8
Communication Services	7.4
Consumer Staples	6.4
Health Care	5.1
Energy	2.7
Utilities	2.6
Real Estate	0.6
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.9%
Australia – 10.0%
257,018	Allkem Ltd. (Materials)*	$ 2,386,143
940,972	ANZ Group Holdings Ltd. (Banks)	16,745,930
195,265	ASX Ltd. (Diversified Financials)	9,555,323
4,747,207	Aurizon Holdings Ltd. (Transportation)	12,408,074
752,625	BHP Group Ltd. (Materials)	26,358,561
12,878	Cochlear Ltd. (Health Care Equipment & Services)	1,945,567
338,316	Commonwealth Bank of Australia (Banks)	26,409,676
84,651	Fortescue Metals Group Ltd. (Materials)	1,337,110
218,142	Glencore PLC (Materials)	1,460,873
60,576	Goodman Group REIT (Real Estate)	864,031
73,845	IDP Education Ltd. (Consumer Services)	1,643,307
2,536,438	Incitec Pivot Ltd. (Materials)	6,202,131
75,543	Macquarie Group Ltd. (Diversified Financials)	10,078,125
440,523	National Australia Bank Ltd. (Banks)	9,940,027
203,657	Northern Star Resources Ltd. (Materials)	1,814,693
64,158	Orica Ltd. (Materials)	673,246
417,522	Perseus Mining Ltd. (Materials)	634,333
236,804	Pilbara Minerals Ltd. (Materials)*	805,589
1,088,842	Qantas Airways Ltd. (Transportation)*	4,914,852
149,123	Rio Tinto PLC ADR (Materials)	11,832,910
307,276	Suncorp Group Ltd. (Insurance)	2,731,484
791,664	Telstra Group Ltd. (Telecommunication Services)	2,288,057
620,326	Westpac Banking Corp. (Banks)	10,437,539
27,693	WiseTech Global Ltd. (Software & Services)	1,200,758
58,394	Woolworths Group Ltd. (Food & Staples Retailing)	1,492,404

		166,160,743

Austria – 0.4%
68,110	BAWAG Group AG (Banks)*(a)	4,219,066
127,521	Raiffeisen Bank International AG (Banks)*	2,294,378

		6,513,444

Belgium – 0.8%
56,314	D’ieteren Group (Retailing)	10,762,475
37,899	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	3,111,682

		13,874,157

Shares	Description	Value

Common Stocks – (continued)
Canada – 0.3%
538,926	International Petroleum Corp. (Energy)*	$ 5,798,631

China – 0.1%
250,000	BOC Hong Kong Holdings Ltd. (Banks)	873,722

Denmark – 4.1%
2,255	AP Moller – Maersk A/S, Class A (Transportation)	4,805,291
19,301	D/S Norden A/S (Transportation)	1,040,428
127,952	Danske Bank A/S (Banks)	2,665,699
39,099	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	15,322,772
118,942	Jyske Bank A/S (Banks)*	8,578,503
253,315	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	35,056,232
8,683	Pandora A/S (Consumer Durables & Apparel)	723,041

		68,191,966

Finland – 2.1%
140,211	Kesko OYJ, Class B (Food & Staples Retailing)	3,266,005
12,981	Kone OYJ, Class B (Capital Goods)	707,933
926,898	Nokia OYJ (Technology Hardware & Equipment)	4,394,903
1,395,717	Nordea Bank Abp (Banks)	16,316,472
92,818	Sampo OYJ, Class A (Insurance)	4,872,900
356,904	Stora Enso OYJ, Class R (Materials)	5,102,079

		34,660,292

France – 13.8%
156,792	Airbus SE (Capital Goods)	19,656,372
4,899	Alten SA (Software & Services)	752,762
41,694	Capgemini SE (Software & Services)	7,912,921
72,269	Carrefour SA (Food & Staples Retailing)	1,374,627
39,614	Covivio REIT (Real Estate)	2,719,278
41,103	Dassault Aviation SA (Capital Goods)	7,018,889
337,119	Dassault Systemes (Software & Services)	12,537,760
203,950	Edenred (Software & Services)	11,109,051
89,063	Eiffage SA (Capital Goods)	9,512,872
481,537	Engie SA (Utilities)	6,837,766

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
32,444	Gecina SA REIT (Real Estate)	$ 3,842,983
11,619	Hermes International (Consumer Durables & Apparel)	21,745,066
59,376	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	6,236,562
13,519	Kering (Consumer Durables & Apparel)	8,435,276
54,187	Klepierre SA REIT (Real Estate)*	1,375,285
20,789	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	18,148,292
193,570	Publicis Groupe SA (Media & Entertainment)	13,654,361
138,092	Rexel SA (Capital Goods)*	3,054,927
72,035	Safran SA (Capital Goods)	10,358,309
261,903	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	25,646,721
134,234	SCOR SE (Insurance)	3,313,193
533,681	Societe Generale SA (Banks)	15,885,866
77,829	Thales SA (Capital Goods)	10,293,612
58,411	Vinci SA (Capital Goods)	6,599,836

		228,022,587

Germany – 5.7%
72,025	AIXTRON SE (Semiconductors & Semiconductor Equipment)	2,146,024
74,869	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,660,217
71,399	Beiersdorf AG (Household & Personal Products)	8,680,526
1,159,322	E.ON SE (Utilities)	12,639,985
69,344	GEA Group AG (Capital Goods)	3,128,796
10,877	Hapag-Lloyd AG (Transportation)(a)(b)	2,385,422
170,953	HUGO BOSS AG (Consumer Durables & Apparel)	11,609,449
467,556	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	16,836,905
304,754	K+S AG (Materials)	7,294,726
34,924	Knorr-Bremse AG (Capital Goods)	2,295,487
5,834	Krones AG (Capital Goods)	681,199
56,880	MTU Aero Engines AG (Capital Goods)	14,215,029
17,620	Rheinmetall AG (Capital Goods)	4,117,048

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
20,862	Wacker Chemie AG (Materials)	$ 3,153,075

		93,843,888

Hong Kong – 0.6%
240,000	AIA Group Ltd. (Insurance)	2,713,835
65,000	Jardine Matheson Holdings Ltd. (Capital Goods)	3,435,250
242,000	Sun Hung Kai Properties Ltd. (Real Estate)	3,431,955
124,500	Swire Pacific Ltd., Class A (Real Estate)	1,140,905

		10,721,945

Italy – 2.8%
98,757	Azimut Holding SpA (Diversified Financials)	2,465,538
29,576	Banca Mediolanum SpA (Diversified Financials)	282,966
2,665,843	Banco BPM SpA (Banks)	11,998,415
968,592	Leonardo SpA (Capital Goods)	9,974,697
100,316	Mediobanca Banca di Credito Finanziario SpA (Banks)	1,078,392
29,259	Reply SpA (Software & Services)	3,798,030
877,465	UniCredit SpA (Banks)	17,137,890

		46,735,928

Japan – 20.5%
228,400	Acom Co. Ltd. (Diversified Financials)	569,364
258,100	ANA Holdings, Inc. (Transportation)*	5,712,465
758,800	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	11,169,637
52,600	Central Japan Railway Co. (Transportation)	6,415,872
108,700	Chubu Electric Power Co., Inc. (Utilities)	1,170,816
356,500	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	9,242,294
50,300	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	529,602
2,921,400	ENEOS Holdings, Inc. (Energy)	10,459,187
179,300	Fujikura Ltd. (Capital Goods)	1,362,924
6,100	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	189,954
235,800	Honda Motor Co. Ltd. (Automobiles & Components)	5,832,869

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
31,700	Idemitsu Kosan Co. Ltd. (Energy)	$ 792,524
327,700	Inpex Corp. (Energy)	3,600,980
182,300	Inui Global Logistics Co. Ltd. (Commercial & Professional Services)(b)	2,809,010
75,400	Isetan Mitsukoshi Holdings Ltd. (Retailing)	820,407
16,500	Ito En Ltd. (Food, Beverage & Tobacco)	588,716
499,500	ITOCHU Corp. (Capital Goods)	16,144,757
259,700	J Front Retailing Co. Ltd. (Retailing)	2,418,712
458,600	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	9,351,735
458,500	JGC Holdings Corp. (Capital Goods)	5,988,956
103,200	Kao Corp. (Household & Personal Products)	4,171,534
315,600	KDDI Corp. (Telecommunication Services)	9,860,434
411,800	Komatsu Ltd. (Capital Goods)	10,119,763
1,339,400	Marubeni Corp. (Capital Goods)	16,432,543
30,900	Maruha Nichiro Corp. (Food, Beverage & Tobacco)	586,730
513,000	Mitsubishi Corp. (Capital Goods)	17,178,295
286,600	Mitsubishi Estate Co. Ltd. (Real Estate)	3,683,705
3,067,800	Mitsubishi HC Capital, Inc. (Diversified Financials)	15,658,510
200,800	Mitsubishi Heavy Industries Ltd. (Capital Goods)	7,873,364
154,200	Mitsui & Co. Ltd. (Capital Goods)	4,549,323
423,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	8,269,806
113,700	NIPPON EXPRESS HOLDINGS, Inc. (Transportation)	6,598,323
213,000	Nippon Steel Corp. (Materials)	4,433,540
283,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	8,506,893
467,000	Obayashi Corp. (Capital Goods)	3,622,391
833,000	ORIX Corp. (Diversified Financials)	14,646,630
746,200	Ricoh Co. Ltd. (Technology Hardware & Equipment)	5,792,465
112,200	Round One Corp. (Consumer Services)	413,412
15,000	Sankyo Co. Ltd. (Consumer Durables & Apparel)	605,874
1,399,100	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,907,042
511,600	SBI Holdings, Inc. (Diversified Financials)	10,845,567

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
106,800	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	$ 7,958,408
40,600	Shimamura Co. Ltd. (Retailing)	3,808,443
48,500	SoftBank Group Corp. (Telecommunication Services)	2,296,091
29,400	Sojitz Corp. (Capital Goods)	582,894
737,700	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	10,930,332
769,300	Sumitomo Corp. (Capital Goods)	13,808,880
523,100	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,677,847
24,300	Suzuken Co. Ltd. (Health Care Equipment & Services)	640,016
37,500	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,577,464
267,400	Takashimaya Co. Ltd. (Retailing)	3,735,926
17,900	Toho Gas Co. Ltd. (Utilities)	351,050
21,300	Tokyo Century Corp. (Diversified Financials)	748,933
785,000	Tokyo Gas Co. Ltd. (Utilities)	16,437,668
580,800	Tokyu Fudosan Holdings Corp. (Real Estate)	2,947,115
306,600	TOPPAN, Inc. (Commercial & Professional Services)	4,939,993
18,200	Toyota Motor Corp. (Automobiles & Components)	267,280
22,800	Toyota Tsusho Corp. (Capital Goods)	965,401
149,200	Yamaha Motor Co. Ltd. (Automobiles & Components)	3,674,899

		339,275,565

Netherlands – 6.2%
68,428	ASML Holding NV (Semiconductors & Semiconductor Equipment)	45,275,229
59,697	Heineken Holding NV (Food, Beverage & Tobacco)	4,928,938
134,040	Heineken NV (Food, Beverage & Tobacco)	13,395,811
1,232,334	ING Groep NV (Banks)	17,844,524
79,689	OCI NV (Materials)	2,712,651
585,422	Shell PLC (Energy)	17,169,363

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
5,924	Wolters Kluwer NV (Commercial & Professional Services)	$ 645,852

		101,972,368

Norway – 1.3%
465,005	Aker Solutions ASA (Energy)	1,838,293
144,957	DNB Bank ASA (Banks)	2,710,633
408,778	Equinor ASA (Energy)	12,458,190
13,390	Kongsberg Gruppen ASA (Capital Goods)	533,079
1,738,509	MPC Container Ships ASA (Transportation)	2,767,277
1,049,463	PGS ASA (Energy)*	904,501

		21,211,973

Portugal – 0.1%
40,298	Jeronimo Martins SGPS SA (Food & Staples Retailing)	874,899

Singapore – 1.4%
518,400	Keppel Corp. Ltd. (Capital Goods)	2,993,064
519,100	Oversea-Chinese Banking Corp. Ltd. (Banks)	5,128,893
612,200	Singapore Exchange Ltd. (Diversified Financials)	4,312,044
243,494	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	11,465,730

		23,899,731

South Africa – 1.0%
386,196	Anglo American PLC (Materials)	16,656,796

Spain – 1.6%
5,405,750	Banco de Sabadell SA (Banks)	7,067,292
991,245	Bankinter SA (Banks)	7,151,840
376,309	Industria de Diseno Textil SA (Retailing)	11,748,678
97,711	Merlin Properties Socimi SA REIT (Real Estate)	954,898

		26,922,708

Sweden – 6.6%
99,523	Atlas Copco AB, Class B (Capital Goods)	1,049,730
107,324	Boliden AB (Materials)	4,816,381

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
127,924	Evolution AB (Consumer Services)(a)	$ 14,377,526
230,553	Investor AB, Class A (Diversified Financials)	4,601,512
521,510	Investor AB, Class B (Diversified Financials)	10,133,977
53,584	Saab AB, Class B (Capital Goods)	2,193,648
123,766	Sandvik AB (Capital Goods)	2,557,953
1,025,902	Skandinaviska Enskilda Banken AB, Class A (Banks)	12,419,375
95,672	SSAB AB, Class A (Materials)	683,829
1,460,940	SSAB AB, Class B (Materials)	9,955,824
521,636	Svenska Handelsbanken AB, Class A (Banks)	5,439,632
935,149	Swedbank AB, Class A (Banks)	17,988,926
86,191	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*	1,922,109
919,666	Telefonaktiebolaget LM Ericsson, Class B (Technology Hardware & Equipment)	5,334,490
767,731	Volvo AB, Class B (Capital Goods)	15,234,486

		108,709,398

Switzerland – 5.2%
41,863	Baloise Holding AG (Insurance)	6,885,331
1,148	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	12,608,165
8	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	900,475
148,866	Cie Financiere Richemont SA (Consumer Durables & Apparel)	22,948,785
11,236	DKSH Holding AG (Commercial & Professional Services)	957,253
298,131	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	26,953,750
15,239	Sonova Holding AG (Health Care Equipment & Services)	3,810,844
8,217	Swatch Group AG (The) – Bearer (Consumer Durables & Apparel)	2,975,118
413,786	UBS Group AG (Diversified Financials)	8,832,424

		86,872,145

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – 8.7%
57,186	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	$ 3,738,249
46,334	Auto Trader Group PLC (Media & Entertainment)(a)	359,482
2,466,341	Aviva PLC (Insurance)	13,909,805
103,787	BP PLC ADR (Energy)	3,760,203
605,283	British American Tobacco PLC (Food, Beverage & Tobacco)	23,202,817
1,984,303	Centrica PLC (Utilities)	2,472,052
665,322	Compass Group PLC (Consumer Services)	15,893,230
58,959	DCC PLC (Capital Goods)	3,358,186
295,058	Diageo PLC (Food, Beverage & Tobacco)	12,901,742
80,015	DS Smith PLC (Materials)	350,299
678,633	Imperial Brands PLC (Food, Beverage & Tobacco)	17,024,361
61,817	InterContinental Hotels Group PLC (Consumer Services)	4,291,561
217,544	Man Group PLC (Diversified Financials)	669,265
1,151,007	NatWest Group PLC (Banks)	4,391,161
144,969	Next PLC (Retailing)	11,869,227
268,389	Pearson PLC (Consumer Services)	3,060,759
248,089	Smiths Group PLC (Capital Goods)	5,295,963
344,411	SSE PLC (Utilities)	7,351,344
58,363	Subsea 7 SA (Energy)	727,324
794,464	Vodafone Group PLC ADR (Telecommunication Services)	9,199,893

		143,826,923

United States – 6.6%
667,658	Computershare Ltd. (Software & Services)	11,244,611
73,623	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	15,545,546
585,973	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	20,661,408
118,946	Nestle SA (Food, Beverage & Tobacco)	14,512,489
111,545	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	34,821,048
1,218,300	Samsonite International SA (Consumer Durables & Apparel)*(a)	3,629,299
425,522	Stellantis NV (Automobiles & Components)*	6,689,627

Shares	Description		Value

Common Stocks – (continued)
United States – (continued)
88,012		Tenaris SA (Energy)	$ 1,559,639

			108,663,667

	TOTAL COMMON STOCKS (Cost $1,496,013,800)		$1,654,283,476

Shares	Description	Rate	Value

Preferred Stock – 0.1%
Germany – 0.1%
13,254		Bayerische Motoren Werke AG (Automobiles & Components)
	(Cost $941,311)	6.47%	$ 1,255,669

	TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,496,955,111)		$1,655,539,145

Shares	Dividend Rate		Value

Securities Lending Reinvestment Vehicle – 0.2%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
3,189,269	4.237%		$ 3,189,269
	(Cost $3,189,269)

TOTAL INVESTMENTS – 100.2% (Cost $1,500,144,380)			$1,658,728,414

	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%		(3,337,728)

	NET ASSETS – 100.0%		$1,655,390,686

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector Name	% of Market Value
Financials	21.2%
Industrials	17.7
Health Care	14.3
Consumer Discretionary	12.1
Information Technology	9.6
Consumer Staples	7.9
Materials	6.5
Energy	3.6
Utilities	2.8
Communication Services	2.8
Real Estate	1.3
Securities Lending Reinvestment Vehicle	0.2
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 97.2%
Australia – 9.6%
2,679,558	Allkem Ltd. (Materials)*	$ 24,876,894
681,756	Altium Ltd. (Software & Services)	18,875,831
432,117	Alumina Ltd. (Materials)	480,713
6,856,685	AMP Ltd. (Diversified Financials)*	6,504,300
4,711,356	Beach Energy Ltd. (Energy)	5,062,769
585,067	BWP Trust REIT (Real Estate)	1,627,497
2,331,203	Capricorn Metals Ltd. (Materials)*	7,515,466
3,694,444	Charter Hall Group REIT (Real Estate)	36,377,677
6,642,892	Charter Hall Retail REIT (Real Estate)	18,864,514
240,305	Data#3 Ltd. (Software & Services)	1,248,646
93,650	Deterra Royalties Ltd. (Materials)	324,921
17,430	EVT Ltd. (Media & Entertainment)	174,185
50,408	Flight Centre Travel Group Ltd. (Consumer Services)*	567,014
1,369,598	Gold Road Resources Ltd. (Materials)	1,602,165
1,699,392	GrainCorp Ltd., Class A (Food & Staples Retailing)	9,124,734
697,651	Grange Resources Ltd. (Materials)	503,419
1,563,529	Helia Group Ltd. (Banks)	3,099,846
60,173	HMC Capital Ltd. REIT (Real Estate)	196,974
3,578,888	Iluka Resources Ltd. (Materials)	27,538,404
8,515,254	Incitec Pivot Ltd. (Materials)	20,821,609
164,727	IRESS Ltd. (Software & Services)	1,162,467
37,906	Jumbo Interactive Ltd. (Consumer Services)	419,868
5,850,878	Karoon Energy Ltd. (Energy)*	9,678,570
391,070	Leo Lithium Ltd. (Materials)*	170,593
73,248	Lovisa Holdings Ltd. (Retailing)	1,375,866
172,278	Neometals Ltd. (Materials)*(a)	104,042
1,249,351	NRW Holdings Ltd. (Capital Goods)	2,696,989
2,799,802	Nufarm Ltd. (Materials)	11,781,081
1,300,237	Perenti Ltd. (Materials)*	1,155,281
50,823	Perpetual Ltd. (Diversified Financials)	920,752
6,199,206	Perseus Mining Ltd. (Materials)	9,418,334
1,249,210	Premier Investments Ltd. (Retailing)	24,702,227
64,782	Pro Medicus Ltd. (Health Care Equipment & Services)	3,093,908
4,341,779	Regis Resources Ltd. (Materials)	6,600,135
2,468,535	Sandfire Resources Ltd. (Materials)	11,001,239
1,381,752	Silver Lake Resources Ltd. (Materials)*	1,277,584
20,232,572	Tabcorp Holdings Ltd. (Consumer Services)	15,048,894
890,583	Technology One Ltd. (Software & Services)	9,208,106
734,876	Waypoint REIT Ltd. REIT (Real Estate)	1,451,051
1,022,062	Webjet Ltd. (Consumer Services)*	4,981,314
1,358,228	West African Resources Ltd. (Materials)*	1,076,311

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
1,659,591	Whitehaven Coal Ltd. (Energy)	$ 9,868,170

		312,580,360

Austria – 1.9%
871,621	ams-OSRAM AG (Semiconductors & Semiconductor Equipment)*	8,142,739
168,432	ANDRITZ AG (Capital Goods)	10,072,492
250,619	BAWAG Group AG (Banks)*(b)	15,524,564
817,748	Raiffeisen Bank International AG (Banks)*	14,713,056
442,153	Wienerberger AG (Materials)	13,295,986

		61,748,837

Belgium – 0.0%
14,718	Melexis NV (Semiconductors & Semiconductor Equipment)	1,567,826

China – 0.9%
21,722,600	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	21,415,263
9,587,210	Yanlord Land Group Ltd. (Real Estate)	8,119,552

		29,534,815

Cyprus – 0.1%
390,912	Atalaya Mining PLC (Materials)	1,681,956

Denmark – 3.2%
344,394	D/S Norden A/S (Transportation)	18,564,694
62,869	ISS A/S (Commercial & Professional Services)*	1,374,550
456,180	Jyske Bank A/S (Banks)*	32,901,260
243,175	NKT A/S (Capital Goods)*	15,174,578
131,979	Scandinavian Tobacco Group A/S (Food, Beverage & Tobacco)(b)	2,293,825
98,767	Spar Nord Bank A/S (Banks)	1,573,246
685,268	Sydbank AS (Banks)	31,247,049

		103,129,202

Finland – 1.4%
155,032	Cargotec OYJ, Class B (Capital Goods)	7,893,108
146,233	Konecranes OYJ (Capital Goods)	4,758,644
828,123	Metsa Board OYJ, Class B (Materials)	7,392,287
334,122	Metso Outotec OYJ (Capital Goods)	3,840,023
2,253,473	Outokumpu OYJ (Materials)	12,904,660

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
691,445	Tokmanni Group Corp. (Retailing)	$ 8,915,224

		45,703,946

France – 5.4%
116,040	Alten SA (Software & Services)	17,830,261
1,229,957	Coface SA (Insurance)	17,198,357
376,165	Derichebourg SA (Commercial & Professional Services)	2,581,716
61,959	Eramet SA (Materials)	6,192,375
137,137	IPSOS (Media & Entertainment)	8,887,521
157,054	Nexans SA (Capital Goods)	16,654,579
1,580,587	Rexel SA (Capital Goods)*	34,966,388
579,564	Rubis SCA (Utilities)	16,219,276
1,172,625	SCOR SE (Insurance)	28,942,990
98,809	SOITEC (Semiconductors & Semiconductor Equipment)*	14,986,005
57,129	Sopra Steria Group SACA (Software & Services)	9,501,874
205,665	Technip Energies NV (Energy)	3,987,291

		177,948,633

Germany – 5.0%
913,227	AIXTRON SE (Semiconductors & Semiconductor Equipment)	27,210,100
168,009	Bilfinger SE (Commercial & Professional Services)	5,784,573
130,506	CTS Eventim AG & Co. KGaA (Media & Entertainment)*	9,161,099
78,289	Dermapharm Holding SE (Pharmaceuticals, Biotechnology & Life Sciences)	3,249,708
199,442	Deutsche Pfandbriefbank AG (Banks)(b)	1,819,186
92,870	GFT Technologies SE (Software & Services)	3,877,651
138,061	Hensoldt AG (Capital Goods)	4,002,831
570,538	HUGO BOSS AG (Consumer Durables & Apparel)	38,745,339
525,470	K+S AG (Materials)	12,577,882
151,252	Kloeckner & Co SE (Capital Goods)	1,598,350
134,105	Krones AG (Capital Goods)	15,658,574
9,941	PVA TePla AG (Semiconductors & Semiconductor Equipment)*	237,130
126,446	Siltronic AG (Semiconductors & Semiconductor Equipment)	10,541,240
1,941,705	TeamViewer AG (Software & Services)*(b)	27,352,649

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
742,029	TUI AG (Consumer Services)*(a)	$ 1,553,882

		163,370,194

Guernsey – 0.1%
4,308,548	Balanced Commercial Property Trust Ltd. REIT (Real Estate)	4,217,565

Hong Kong – 1.0%
254,500	ASMPT Ltd. (Semiconductors & Semiconductor Equipment)	2,102,075
698,000	Fortune Real Estate Investment Trust REIT (Real Estate)	604,074
619,000	Hang Lung Group Ltd. (Real Estate)	1,142,313
4,566,000	Kerry Properties Ltd. (Real Estate)	11,576,668
1,395,000	Luk Fook Holdings International Ltd. (Retailing)	4,837,824
12,294,000	Pacific Basin Shipping Ltd. (Transportation)	4,338,423
365,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	155,987
10,066,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	6,664,132

		31,421,496

Indonesia – 0.3%
8,203,800	First Resources Ltd. (Food, Beverage & Tobacco)	9,614,756

Israel – 2.5%
88,576	Airport City Ltd. (Real Estate)*	1,403,020
126,203	Alony Hetz Properties & Investments Ltd. (Real Estate)	1,354,062
60,277	Amot Investments Ltd. (Real Estate)	353,787
8,122	Big Shopping Centers Ltd. (Real Estate)*	816,579
46,799	Camtek Ltd./Israel (Semiconductors & Semiconductor Equipment)*	1,234,517
42,734	Cellcom Israel Ltd. (Telecommunication Services)*	220,996
145,516	Clal Insurance Enterprises Holdings Ltd. (Insurance)*	2,498,570
3,991	Delta Galil Ltd. (Consumer Durables & Apparel)	157,323
12,632	Elco Ltd. (Capital Goods)	587,975
500	Electra Ltd. (Capital Goods)	256,242

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
125,228	Energix-Renewable Energies Ltd. (Utilities)	$ 414,574
19,008	Fattal Holdings 1998 Ltd. (Consumer Services)*	1,838,691
458,029	First International Bank Of Israel Ltd. (The) (Banks)	18,501,547
22,497	Fox Wizel Ltd. (Retailing)	2,034,714
211,479	G City Ltd. (Real Estate)(a)	826,637
528,286	Harel Insurance Investments & Financial Services Ltd. (Insurance)	5,110,499
197,154	Israel Canada T.R Ltd. (Real Estate)	520,319
13,116	Israel Corp. Ltd. (Materials)	4,866,647
7,778	Melisron Ltd. (Real Estate)	543,862
700,681	Mivne Real Estate KD Ltd. (Real Estate)	2,248,228
46,273	Nova Ltd. (Semiconductors & Semiconductor Equipment)*	4,206,218
33,612	Perion Network Ltd. (Media & Entertainment)*	1,130,550
879,258	Phoenix Holdings Ltd. (The) (Insurance)	9,456,100
623,380	Plus500 Ltd. (Diversified Financials)	14,287,051
130,032	Shapir Engineering and Industry Ltd. (Capital Goods)	986,428
596,362	Shufersal Ltd. (Food & Staples Retailing)	3,346,361
31,232	Strauss Group Ltd. (Food, Beverage & Tobacco)	799,131

		80,000,628

Italy – 4.9%
259,366	Autogrill SpA (Consumer Services)*	1,892,613
797,348	Azimut Holding SpA (Diversified Financials)	19,906,349
319,154	Banca IFIS SpA (Diversified Financials)	5,344,951
504,135	Banca Mediolanum SpA (Diversified Financials)	4,823,269
249,185	Banca Popolare di Sondrio SPA (Banks)	1,223,866
8,638,047	Banco BPM SpA (Banks)	38,878,085
1,457,886	BFF Bank SpA (Diversified Financials)(b)	13,482,734
87,891	Brunello Cucinelli SpA (Consumer Durables & Apparel)	7,320,492
3,459,778	Leonardo SpA (Capital Goods)	35,629,282
2,926,777	OVS SpA (Consumer Durables & Apparel)(b)	7,046,597
160,610	Reply SpA (Software & Services)	20,848,342
79,578	Salvatore Ferragamo SpA (Consumer Durables & Apparel)	1,579,260
45,772	Tod’s SpA (Consumer Durables & Apparel)*	1,789,790

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
251,063	Unipol Gruppo SpA (Insurance)	$ 1,314,908

		161,080,538

Japan – 31.6%
169,100	Adastria Co. Ltd. (Retailing)	2,853,819
66,600	Adventure, Inc. (Consumer Services)(a)	5,343,016
1,367	AEON REIT Investment Corp. REIT (Real Estate)	1,510,851
853,000	Air Water, Inc. (Materials)	10,436,513
352,800	Airtrip Corp. (Consumer Services)	7,238,133
11,700	Alfresa Holdings Corp. (Health Care Equipment & Services)	146,449
129,300	Appier Group, Inc. (Software & Services)*	1,653,165
131,400	Bell System24 Holdings, Inc. (Software & Services)	1,512,581
253,100	Canon Marketing Japan, Inc. (Technology Hardware & Equipment)	6,007,443
314,500	Chugin Financial Group, Inc. (Banks)	2,288,507
3,631,100	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	17,275,245
2,236,900	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	23,552,038
42,000	Daio Paper Corp. (Materials)	324,079
17,100	Daiwabo Holdings Co. Ltd. (Technology Hardware & Equipment)	258,824
136,300	DCM Holdings Co. Ltd. (Retailing)	1,240,402
141,200	Descente Ltd. (Consumer Durables & Apparel)	3,911,442
18,600	Dowa Holdings Co. Ltd. (Materials)	649,385
22,700	DTS Corp. (Software & Services)	556,742
16,300	Earth Corp. (Household & Personal Products)	636,386
85,800	Ebara Corp. (Capital Goods)	3,643,033
82,800	Electric Power Development Co. Ltd. (Utilities)	1,336,270
689,400	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	17,267,170
3,366,600	Fujikura Ltd. (Capital Goods)	25,590,735
164,200	Fukuyama Transporting Co. Ltd. (Transportation)	4,248,841
60,800	Future Corp. (Software & Services)	791,727
118,200	Fuyo General Lease Co. Ltd. (Diversified Financials)	8,123,609

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,147	Global One Real Estate Investment Corp. REIT (Real Estate)	$ 1,772,896
1,494,200	Gree, Inc. (Media & Entertainment)(a)	8,130,493
2,142,600	H2O Retailing Corp. (Retailing)	20,910,056
425,500	Hanwa Co. Ltd. (Capital Goods)	13,548,400
253,600	Heiwa Corp. (Consumer Services)	4,601,320
29,700	HIS Co. Ltd. (Consumer Services)*	486,683
495,200	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	15,420,496
954,100	Hitachi Zosen Corp. (Capital Goods)	6,317,801
114,300	Horiba Ltd. (Technology Hardware & Equipment)	5,263,824
854,400	Iino Kaiun Kaisha Ltd. (Transportation)	6,049,245
15,318	Industrial & Infrastructure Fund Investment Corp. REIT (Real Estate)	16,976,016
274,700	Isetan Mitsukoshi Holdings Ltd. (Retailing)	2,988,937
103,500	Izumi Co. Ltd. (Retailing)	2,343,422
2,883,800	J Front Retailing Co. Ltd. (Retailing)	26,858,230
173,000	JAFCO Group Co. Ltd. (Diversified Financials)	3,087,206
2,406,000	JGC Holdings Corp. (Capital Goods)	31,427,323
168,900	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	5,626,055
436,000	Kamigumi Co. Ltd. (Transportation)	8,919,039
63,300	Kaneka Corp. (Materials)	1,661,903
901,400	Kanematsu Corp. (Capital Goods)	11,022,527
64,100	Kansai Paint Co. Ltd. (Materials)	902,728
5,303	Kenedix Office Investment Corp. REIT (Real Estate)	12,597,611
3,252	Kenedix Retail REIT Corp. REIT (Real Estate)	6,097,092
65,900	Kissei Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,298,275
260,400	Kobe Steel Ltd. (Materials)	1,402,913
6,500	Kureha Corp. (Materials)	424,531
41,500	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	1,895,470
223	LaSalle Logiport REIT (Real Estate)	270,188
88,200	Lawson, Inc. (Food & Staples Retailing)	3,526,789
196,400	Lion Corp. (Household & Personal Products)	2,174,094

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
136,200	Macnica Holdings, Inc. (Technology Hardware & Equipment)	$ 3,619,741
67,000	Makino Milling Machine Co. Ltd. (Capital Goods)	2,405,166
120,500	Mandom Corp. (Household & Personal Products)	1,366,152
614,700	Maruha Nichiro Corp. (Food, Beverage & Tobacco)	11,671,934
16,600	Maruichi Steel Tube Ltd. (Materials)	357,435
75,900	MatsukiyoCocokara & Co. (Food & Staples Retailing)	3,786,224
391,400	Meitec Corp. (Commercial & Professional Services)	7,362,900
397,400	Menicon Co. Ltd. (Health Care Equipment & Services)	8,781,317
49,500	METAWATER Co. Ltd. (Capital Goods)	653,360
19,000	Milbon Co. Ltd. (Household & Personal Products)	835,579
76,000	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,507,451
1,074,700	Mitsubishi Logistics Corp. (Transportation)	25,095,731
113,400	Mitsubishi Research Institute, Inc. (Software & Services)	4,412,200
198,700	MIXI, Inc. (Media & Entertainment)	3,812,214
17,000	Monogatari Corp. (The) (Consumer Services)	851,790
1,855	Mori Trust Sogo REIT, Inc. REIT (Real Estate)	2,093,338
1,090,200	NGK Spark Plug Co. Ltd. (Automobiles & Components)	21,303,740
704,600	NHK Spring Co. Ltd. (Automobiles & Components)	4,980,509
246,200	Nippon Kayaku Co. Ltd. (Materials)	2,286,252
227,300	Nippon Parking Development Co. Ltd. (Commercial & Professional Services)	452,359
6,551	NIPPON REIT Investment Corp. REIT (Real Estate)	16,682,101
9,000	Nippon Shokubai Co. Ltd. (Materials)	381,016
199,900	Nippon Soda Co. Ltd. (Materials)	6,533,831
37,000	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	908,852
5,582,100	Nissui Corp. (Food, Beverage & Tobacco)	23,194,899

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
661,800	NS United Kaiun Kaisha Ltd. (Transportation)	$ 19,931,138
21,600	NSD Co. Ltd. (Software & Services)	388,063
10,971	NTT UD REIT Investment Corp. REIT (Real Estate)	11,189,145
197,800	OKUMA Corp. (Capital Goods)	8,017,437
122,700	Open Door, Inc. (Consumer Services)*(a)	1,733,644
378,400	Open Up Group, Inc. (Commercial & Professional Services)	5,581,605
24,900	Optorun Co. Ltd. (Semiconductors & Semiconductor Equipment)	491,365
805,080	Orient Corp. (Diversified Financials)	7,355,954
1,529	Orix JREIT, Inc. REIT (Real Estate)	2,103,695
45,400	PAL GROUP Holdings Co. Ltd. (Retailing)	973,653
97,700	PHC Holdings Corp. (Health Care Equipment & Services)	1,159,134
726,300	Resorttrust, Inc. (Consumer Services)	13,271,462
6,184,800	Round One Corp. (Consumer Services)	22,788,493
212,200	Royal Holdings Co. Ltd. (Consumer Services)	3,965,809
97,900	RS Technologies Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,975,100
130,300	Saizeriya Co. Ltd. (Consumer Services)	3,230,006
234,200	Sangetsu Corp. (Consumer Durables & Apparel)	4,115,627
725,400	Sankyo Co. Ltd. (Consumer Durables & Apparel)	29,300,086
439,100	Sankyu, Inc. (Transportation)	17,253,014
3,767,200	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	29,368,172
15,000	Sato Holdings Corp. (Commercial & Professional Services)	244,507
96,700	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,991,876
258,900	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,292,432
28,881	Sekisui House REIT, Inc. REIT (Real Estate)	15,788,203
1,571,000	Shikoku Electric Power Co., Inc. (Utilities)	9,083,061
219,800	Shimamura Co. Ltd. (Retailing)	20,618,123
55,800	Shinmaywa Industries Ltd. (Capital Goods)	464,104

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,069,400	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	$ 15,709,175
1,635,600	Sojitz Corp. (Capital Goods)	32,427,937
282	Star Asia Investment Corp. REIT (Real Estate)	114,402
59,800	Starts Corp., Inc. (Real Estate)	1,189,154
1,318,100	Sumitomo Heavy Industries Ltd. (Capital Goods)	29,310,940
2,112,900	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	14,855,519
13,800	Sundrug Co. Ltd. (Food & Staples Retailing)	390,448
252,000	Suzuken Co. Ltd. (Health Care Equipment & Services)	6,637,204
481,500	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	20,254,637
3,014	Takara Leben Real Estate Investment Corp. REIT (Real Estate)	2,259,520
1,329,600	Takashimaya Co. Ltd. (Retailing)	18,576,244
240,400	Takuma Co. Ltd. (Capital Goods)	2,381,305
111,800	Tama Home Co. Ltd. (Consumer Durables & Apparel)	2,744,348
1,039,500	Toho Gas Co. Ltd. (Utilities)	20,386,398
225,300	Tokyo Century Corp. (Diversified Financials)	7,921,808
201,800	Tokyo Steel Manufacturing Co. Ltd. (Materials)	2,195,651
313,100	Tokyotokeiba Co. Ltd. (Consumer Services)	9,333,738
5,320,700	Tokyu Fudosan Holdings Corp. (Real Estate)	26,998,478
231,500	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	9,565,769
247,500	Transcosmos, Inc. (Software & Services)	6,461,205
42,800	TV Asahi Holdings Corp. (Media & Entertainment)	442,938
189,900	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	8,883,901
257,400	United Arrows Ltd. (Retailing)	3,475,959
21,300	Ushio, Inc. (Capital Goods)	285,517
38,500	UT Group Co. Ltd. (Commercial & Professional Services)	784,237
28,800	ValueCommerce Co. Ltd. (Media & Entertainment)	395,145

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
404,000	YA-MAN Ltd. (Household & Personal Products)	$ 4,248,646
13,700	Yamato Kogyo Co. Ltd. (Materials)	519,253
161,400	Yellow Hat Ltd. (Retailing)	2,212,799

		1,032,371,242

Malta – 0.0%
81,757	Kambi Group PLC (Consumer Services)*	1,470,230

Netherlands – 1.8%
479,579	Aalberts NV (Capital Goods)	22,675,729
156,445	AMG Advanced Metallurgical Group NV (Materials)	6,111,153
249,314	Arcadis NV (Commercial & Professional Services)	10,825,345
14,494	Basic-Fit NV (Consumer Services)*(a)(b)	476,263
199,146	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	14,244,188
343,050	Fugro NV (Capital Goods)*	4,567,994
8,185	Van Lanschot Kempen NV (Diversified Financials)	235,514

		59,136,186

New Zealand – 0.1%
999,135	Fletcher Building Ltd. (Capital Goods)	3,290,102

Norway – 2.9%
5,661,872	Aker Solutions ASA (Energy)	22,382,938
5,885,551	DNO ASA (Energy)	7,261,042
2,104,744	Elkem ASA (Materials)*(b)	7,455,413
1,952,777	Europris ASA (Retailing)(b)	12,580,962
192,740	FLEX LNG Ltd. (Energy)(a)	5,956,030
46,268	Frontline PLC (Energy)	637,543
92,788	Grieg Seafood ASA (Food, Beverage & Tobacco)	831,177
52,303	Hoegh Autoliners ASA (Transportation)	324,876
60,927	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	358,795
9,324,228	MPC Container Ships ASA (Transportation)	14,841,868
948,403	NEL ASA (Capital Goods)*(a)	1,625,408
4,473,826	Norwegian Air Shuttle ASA (Transportation)*	4,262,016
792,797	TGS ASA (Energy)	13,126,436

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
269,079	Veidekke ASA (Capital Goods)	$ 2,778,372

		94,422,876

Portugal – 0.3%
69,388	REN - Redes Energeticas Nacionais SGPS SA (Utilities)	190,711
8,872,903	Sonae SGPS SA (Food & Staples Retailing)	9,043,959

		9,234,670

Singapore – 0.1%
198,500	AEM Holdings Ltd. (Semiconductors & Semiconductor Equipment)	526,927
151,734	BW LPG Ltd. (Energy)(b)	1,255,791
41,733	Kenon Holdings Ltd. (Utilities)	1,300,554
312,400	Sembcorp Industries Ltd. (Utilities)	861,497

		3,944,769

Spain – 2.1%
14,744,624	Banco de Sabadell SA (Banks)	19,276,615
626,888	Bankinter SA (Banks)	4,523,001
1,688,175	Ence Energia y Celulosa SA (Materials)	5,563,110
3,344,504	Merlin Properties Socimi SA REIT (Real Estate)	32,684,761
31,393	Pharma Mar SA (Pharmaceuticals, Biotechnology & Life Sciences)	2,070,175
2,636,385	Unicaja Banco SA (Banks)(b)	3,240,520

		67,358,182

Sweden – 7.0%
270,412	AddLife AB, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	2,853,861
1,104,230	Alleima AB (Materials)*	5,521,844
2,253,627	Arjo AB, Class B (Health Care Equipment & Services)	8,745,198
40,386	Axfood AB (Food & Staples Retailing)	1,040,172
1,835,933	Betsson AB, Class B (Consumer Services)*	15,218,517
83,820	Bilia AB, Class A (Retailing)	968,489
101,824	BioArctic AB (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	3,036,769
645,453	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	9,975,448
641,912	Bravida Holding AB (Commercial & Professional Services)(b)	7,095,944
33,260	Castellum AB (Real Estate)	456,363

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
198,081	Cloetta AB, Class B (Food, Beverage & Tobacco)	$ 412,557
759,022	Elekta AB, Class B (Health Care Equipment & Services)	5,524,761
28,706	HMS Networks AB (Technology Hardware & Equipment)	1,070,170
490,391	Intrum AB (Commercial & Professional Services)	6,346,438
844,596	Inwido AB (Capital Goods)	9,204,592
366,023	Loomis AB (Commercial & Professional Services)	10,884,583
68,715	MEKO AB (Retailing)	761,593
418,093	Modern Times Group MTG AB, Class B (Media & Entertainment)*	3,701,452
59,546	Munters Group AB (Capital Goods)(b)	570,934
40,045	Neobo Fastigheter AB (Real Estate)*(c)	74,862
485,956	New Wave Group AB, Class B (Consumer Durables & Apparel)	10,934,598
299,948	Orron Energy ab (Utilities)	556,066
197,390	Pandox AB (Real Estate)*	2,717,651
144,999	Peab AB, Class B (Capital Goods)	904,859
764,814	Saab AB, Class B (Capital Goods)	31,310,335
455,897	Samhallsbyggnadsbolaget i Norden AB (Real Estate)(a)	832,875
505,844	Scandic Hotels Group AB (Consumer Services)*(a)(b)	1,864,793
875,551	SSAB AB, Class A (Materials)	6,258,120
5,134,560	SSAB AB, Class B (Materials)	34,990,330
536,840	Stillfront Group AB (Media & Entertainment)*	936,955
1,537,508	Trelleborg AB, Class B (Capital Goods)	38,444,584
510,291	Wihlborgs Fastigheter AB (Real Estate)	4,201,287

		227,417,000

Switzerland – 3.1%
1,397	Belimo Holding AG (Capital Goods)	736,840
31,978	Bucher Industries AG (Capital Goods)	14,571,312
22,503	Burckhardt Compression Holding AG (Capital Goods)	13,932,622
200,125	DKSH Holding AG (Commercial & Professional Services)	17,049,677
161,385	Huber + Suhner AG (Capital Goods)	15,477,361
54,912	Idorsia Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	923,660

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
107,603	Implenia AG (Capital Goods)*	$ 4,520,033
1,061	Inficon Holding AG (Technology Hardware & Equipment)	1,110,871
207,019	OC Oerlikon Corp AG (Capital Goods)	1,421,342
145,004	PSP Swiss Property AG (Real Estate)	18,076,747
30,880	Swissquote Group Holding SA (Diversified Financials)	5,577,128
3,562	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,494,879
25,702	u-blox Holding AG (Semiconductors & Semiconductor Equipment)*	3,074,243
3,051	Valiant Holding AG (Banks)	348,616
58,304	Zehnder Group AG (Capital Goods)	4,339,479

		102,654,810

United Arab Emirates – 0.0%
180,596	Network International Holdings PLC (Software & Services)*(b)	587,345

United Kingdom – 11.9%
2,879,303	Babcock International Group PLC (Capital Goods)*	10,878,197
3,330,107	Balfour Beatty PLC (Capital Goods)	15,042,638
1,039,798	Beazley PLC (Insurance)	8,556,920
183,963	Big Yellow Group PLC REIT (Real Estate)	2,743,847
1,051,372	Britvic PLC (Food, Beverage & Tobacco)	10,071,352
543,312	Central Asia Metals PLC (Materials)	1,892,414
17,292,775	Centrica PLC (Utilities)	21,543,405
25,014	Clarkson PLC (Transportation)	948,284
357,526	Computacenter PLC (Software & Services)	9,825,699
542,649	Crest Nicholson Holdings PLC (Consumer Durables & Apparel)	1,632,879
5,136	Dechra Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	182,154
2,480,830	Drax Group PLC (Utilities)	19,813,104
3,672,605	DS Smith PLC (Materials)	16,078,345
119,618	easyJet PLC (Transportation)*	728,664
148,535	Fevertree Drinks PLC (Food, Beverage & Tobacco)	2,002,701
1,024,202	Firstgroup PLC (Transportation)	1,368,753
162,487	Greggs PLC (Consumer Services)	5,425,766
1,726,791	Hays PLC (Commercial & Professional Services)	2,634,651

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
1,061,009	Howden Joinery Group PLC (Capital Goods)	$ 9,053,362
2,902,173	IG Group Holdings PLC (Diversified Financials)	28,534,994
2,861,160	Inchcape PLC (Retailing)	32,258,800
211,798	Indivior PLC (Pharmaceuticals, Biotechnology & Life Sciences)*	5,085,569
839,910	Intermediate Capital Group PLC (Diversified Financials)	14,452,694
1,497,271	Investec PLC (Diversified Financials)	9,554,435
51,777	JET2 PLC (Transportation)	780,517
188,953	Lancashire Holdings Ltd. (Insurance)	1,458,552
21,742	Liontrust Asset Management PLC (Diversified Financials)	311,516
5,067,050	Man Group PLC (Diversified Financials)	15,588,568
808,947	Moneysupermarket.com Group PLC (Media & Entertainment)	2,381,578
223,204	Morgan Sindall Group PLC (Capital Goods)	4,518,408
1,344,342	OSB Group PLC (Banks)	9,063,414
1,345,496	Pagegroup PLC (Commercial & Professional Services)	7,574,641
1,852,808	Paragon Banking Group PLC (Banks)	13,728,252
432,829	Playtech PLC (Consumer Services)*	3,014,915
2,536,842	QinetiQ Group PLC (Capital Goods)	11,379,243
459,757	Quilter PLC (Diversified Financials)(b)	545,726
984,333	Reach PLC (Media & Entertainment)	1,104,924
369,155	Redde Northgate PLC (Transportation)	1,975,190
660,700	Redrow PLC (Consumer Durables & Apparel)	4,237,901
1,602,706	Rightmove PLC (Media & Entertainment)	11,645,094
441,588	Rotork PLC (Capital Goods)	1,739,519
861,400	Safestore Holdings PLC REIT (Real Estate)	10,725,901
603,194	Serica Energy PLC (Energy)	1,887,539
148,197	Softcat PLC (Software & Services)	2,217,607
545,175	Spectris PLC (Technology Hardware & Equipment)	21,613,459
1,096,403	Spirent Communications PLC (Technology Hardware & Equipment)	2,971,356
2,497,635	SSP Group PLC (Consumer Services)*	7,996,342
193,669	SThree PLC (Commercial & Professional Services)	1,012,363
1,067,037	Subsea 7 SA (Energy)	13,297,502
1,082,364	Tritax Big Box REIT PLC REIT (Real Estate)	2,085,466

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
5,588,229	UK Commercial Property REIT Ltd. REIT (Real Estate)	$ 3,994,455
46,952	Vistry Group PLC (Consumer Durables & Apparel)	430,952

		389,590,527

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,878,418,550)		$3,175,078,691

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,355,208	4.237%	$ 14,355,208
(Cost $14,355,208)

TOTAL INVESTMENTS – 97.6% (Cost $2,892,773,758)		$3,189,433,899

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		77,549,228

NET ASSETS – 100.0%		$3,266,983,127

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

Sector Name	% of Market Value
Industrials	24.6%
Consumer Discretionary	14.7
Financials	14.2
Information Technology	10.7
Materials	9.3
Real Estate	9.0
Health Care	4.8
Consumer Staples	4.2
Energy	3.0
Utilities	2.9
Communication Services	2.1
Securities Lending Reinvestment Vehicle	0.5
TOTAL INVESTMENTS	100.0%

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	369	03/17/23	$16,732,320	$475,122
FTSE 100 Index	78	03/17/23	7,452,099	60,354
Hang Seng Index	6	02/27/23	837,964	(24,268)
MSCI Singapore Index	35	02/27/23	811,197	(5,030)
SPI 200 Index	31	03/16/23	4,061,727	75,827
TOPIX Index	86	03/09/23	13,052,126	420,102

Total Futures Contracts				$1,002,107

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2023:

EMERGING MARKETS EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,600,500	$43,357,652	$—
Asia	120,596,055	1,436,865,971	—	(c)
Europe	—	14,922,893	—
North America	59,250,457	—	—
Oceania	386,264	—	—
South America	112,212,147	26,473,659	—

Total	$294,045,423	$1,521,620,175	$—

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$—	$16,656,796	$—
Asia	7,243,693	367,527,270	—
Europe	16,698,345	966,790,000	—
North America	20,661,408	93,800,890	—
Oceania	11,832,910	154,327,833	—
Securities Lending Reinvestment Vehicle	3,189,269	—	—

Total	$59,625,625	$1,599,102,789	$—

INTERNATIONAL SMALL CAP INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$35,492,519	$1,151,982,532	$—
Europe	72,559,710	1,599,098,606	74,862
Oceania	—	315,870,462	—
Securities Lending Reinvestment Vehicle	14,355,208	—	—

Total	$122,407,437	$3,066,951,600	$74,862

Derivative Type

Assets(b)
Futures Contracts	$1,031,405	$—	$—

Derivative Type

Liabilities(b)
Futures Contracts	$(29,298)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

(c)	Amount includes valuations of Russian investments for which GSAM has determined include significant unobservable inputs as of January 31, 2023.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

January 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.